ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

AERWINS Technologies Inc., a Delaware corporation (the “Company,” “we,” “us,” or “AERWINS”) together with its wholly owned subsidiary AERWINS, Inc., a Delaware corporation and its wholly owned subsidiary, A.L.I. Technologies Inc., a Japanese corporation (“ALI”) is the developer and manufacturer of air mobility platform, COSMOS (Centralized Operating System for Managing Open Sky), and the XTURISMO Limited Edition Hoverbike. All refences in this report on Form 10-Q to the “Company,” “we,” “us,” or “AERWINS” include both AERWINS and ALI.

Pono Capital Corp Merger

On February 3, 2023, we consummated a merger (the “Merger”) with Pono Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of the Company, then called Pono Capital Corp., a Delaware corporation (“Pono”) with and into AERWINS, Inc. (formerly named AERWINS Technologies Inc.), a Delaware corporation pursuant to an agreement and plan of merger, dated as of September 7, 2022 (as amended on January 19, 2023, the “Merger Agreement”), by and among Pono, Merger Sub, AERWINS, Mehana Equity LLC, a Delaware limited liability company (“Sponsor” or “Purchaser Representative”) in its capacity as the representative of the stockholders of Pono, and Shuhei Komatsu in his capacity as the representative of the stockholders of AERWINS, Inc. (“Seller Representative”). The Merger and other transactions contemplated thereby (collectively, the “Business Combination”) closed on February 3, 2023 when pursuant to the Merger Agreement, Merger Sub merged with and into AERWINS, Inc. with AERWINS, Inc. surviving the Merger as a wholly-owned subsidiary of Pono, and Pono changed its name to “AERWINS Technologies Inc.” and the business of the Company became the business of AERWINS, Inc., and this business section primarily includes information regarding the AERWINS’, Inc. business.

The Business Combination was accounted for as a reverse recapitalization under the accounting principles generally accepted in the United States of America (“U.S. GAAP”). AERWINS was determined to be the accounting acquirer and Pono was treated as the acquired company for financial reporting purposes. Accordingly, the financial statements of the combined company represent a continuation of the financial statements of AERWINS.

On February 2, 2023, the Company entered into a Subscription Agreement (the “Agreement”) with AERWINS, Inc., and certain investors (collectively referred to herein as the “Purchasers”). Pursuant to the Agreement, the Purchasers agreed to purchase an aggregate 3,196,311 shares of common stock (the “Shares”) of AERWINS, Inc. which was immediately exchanged for 5,000,000 Public Shares upon the consummation of the Business Combination in exchange for an aggregate sum of $5,000,000 (the “Purchase Price”) with the Purchase Price being paid to AERWINS, Inc. prior to the closing of the Business Combination (the “Closing”). Effective immediately prior to the Closing, AERWINS, Inc. issued the Shares to the Purchasers and thereafter immediately upon the Closing, the Shares were exchanged for the Public Shares, and the Public Shares were issued as a registered issuance of securities under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an effective registration filed by the Company on Form S-4 which was declared effective by the Securities and Exchange Commission on January 13, 2023.

On February 3, the Company received from the Business Combination with Pono net cash of $1,595,831. The Company also assumed $25,750 in prepaid expenses, $1,432,603 in other payable, $1,580,000 in notes payable ($1,480,000 as of September 30, 2023), $643,213 in warrant liabilities. The total funds from the Business Combination $1,595,831. This amount was available to repay certain indebtedness, transaction costs and for general corporate purposes, which primarily consisted of investment banking, legal, accounting, and other professional fees as follows:

Cash—Pono trust and working capital cash	$1,802,594
Cash—Subscription agreement made immediately before the closing	5,000,000
Less: transaction costs and advisory fees	5,206,763
Total funds from the Business Combination	$1,595,831

Regarding the notes payable of $1,480,000 described above, the Company has not paid by the due date. Accordingly, the Company is regarded as in default and recognizes interest expenses of $110,157 as accrued expenses.

Pono Capital Corp [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN

Aerwins Technologies, Inc. f/k/a Pono Capital Corp (the “Company” or “Pono”) was a blank check company incorporated in Delaware on February 12, 2021  under the name “Pono Capital Corp” as a special purpose acquisition company, formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On August 13, 2021, we consummated an initial public offering. On February 3, 2023, we consummated a merger (the “Merger”) with Pono Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of the Company, then called Pono Capital Corp., a Delaware corporation (“Pono”) with and into AERWINS, Inc. (formerly named AERWINS Technologies Inc.), a Delaware corporation pursuant to an agreement and plan of merger, dated as of September 7, 2022 (as amended on January 19, 2023, the “Merger Agreement”), by and among Pono, Merger Sub, AERWINS, Mehana Equity LLC, a Delaware limited liability company (“Sponsor” or “Purchaser Representative”) in its capacity as the representative of the stockholders of Pono, and Shuhei Komatsu in his capacity as the representative of the stockholders of AERWINS, Inc. (“Seller Representative”). The Merger and other transactions contemplated thereby (collectively, the “Business Combination”) closed on February 3, 2023 when pursuant to the Merger Agreement, Merger Sub merged with and into AERWINS, Inc. with AERWINS, Inc. surviving the Merger as a wholly-owned subsidiary of Pono, and Pono changed its name to “AERWINS Technologies Inc.” and the business of the Company became the business of AERWINS, Inc. The Company was an emerging growth company and, as such, the Company was subject to all of the risks associated with emerging growth companies.

As of December 31, 2022, the Company had not engaged in any operations nor generated any revenues. The Company’s only activities for the year ended December 31, 2022 and for the period from February 12, 2021 (inception) through December 31, 2021 were organizational activities, those necessary to prepare for the Initial Public Offering (as defined below) and identifying a target company for a Business Combination. The Company did not generate any operating revenues until after the completion of its initial Business Combination. The Company generates non-operating income in the form of investment income from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor was Mehana Equity LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering (as defined below) was declared effective on August 10, 2021. On August 13, 2021, the Company consummated its Initial Public Offering of 10,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000 (see Note 3) (the “Initial Public Offering”). The Company granted the underwriter a 45-day option to purchase up to an additional 1,500,000 Units at the Initial Public Offering price to cover over-allotments, if any.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company consummated the private placement of an aggregate of 469,175 units (the “Placement Units”) to the Sponsor at a price of $10.00 per Placement Unit, generating total gross proceeds of $4,691,750 (the “Private Placement”) (see Note 4).

Subsequently, on August 18, 2021, the underwriters exercised the over-allotment option in full, and the closing of the issuance and sale of the additional Units occurred (the “Over-allotment Option Units”). The total aggregate issuance by the Company of 1,500,000 Units at a price of $10.00 per Unit resulted in total gross proceeds of $15,000,000. On August 18, 2021, simultaneously with the sale of the Over-allotment Option Units, the Company consummated the private sale of an additional 52,500 Placement Units, generating gross proceeds of $525,000. The Placement Units were issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, as the transactions did not involve a public offering.

A total of $116,725,000, comprised of the proceeds from the Initial Public Offering and the proceeds of Private Placements that closed on August 13, 2021 and August 18, 2021, net of the underwriting commissions, discounts, and offering expenses, was deposited in a trust account (the “Trust Account”) established for the benefit of the Company’s public stockholders.

Transaction costs of the Initial Public Offering amounted to $6,168,893, consisting of $1,950,000 of underwriting fees, $3,450,000 of deferred underwriting fees (see Note 6) and $768,893 of other costs.

Following the closing of the Initial Public Offering and full exercise of underwriter’s over-allotment option, $823,378 of cash was held outside of the Trust Account available for working capital purposes. As of December 31, 2022 and December 31, 2021, the Company had $193,829 and $337,595 of cash available on the consolidated balance sheets, respectively, and a working capital deficit of $1,396,751 and a working capital surplus of $262,964, respectively.

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Placement Units, although substantially all of the net proceeds were intended to be applied generally toward consummating a Business Combination. NASDAQ rules provided that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination. The Company would only complete a Business Combination if the post-Business Combination company owned or acquired 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There was no assurance that the Company would be able to successfully effect a Business Combination.

The Company provided its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company sought stockholder approval of a Business Combination at a meeting called for such purpose at which stockholders may have sought to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company would have proceeded with a Business Combination only if the Company had net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company sought stockholder approval, a majority of the outstanding shares voted were voted in favor of the Business Combination.

The Company had until February 13, 2023 to consummate a Business Combination. If the Company was unable to complete a Business Combination within 18 months from the closing of the IPO after the election of the Company of two separate three month extensions which, included the deposit of $1,150,000 for each three month extension, into the Trust Account, or as extended by the Company’s stockholders in accordance with the third amended and restated certificate of incorporation) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”), the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeemed 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption would have completely extinguished public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceeded to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

The underwriter had agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company did not complete a Business Combination within the Combination Period and, in such event, such amounts would have been included with the funds held in the Trust Account that would have been available to fund the redemption of the Public Shares. In the event of such distribution, it was possible that the per share value of the assets remaining available for distribution would have been less than the amount per Unit in the Trust Account (initially $10.15 per share). The Sponsor had agreed that it would have been liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company had discussed entering into a transaction agreement, reduced the amounts in the Trust Account to below $10.15 per share (whether or not the underwriters’ over-allotment option was exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver was deemed to be unenforceable against a third party, the Sponsor would not have been responsible to the extent of any liability for such third-party claims. The Company sought to reduce the possibility that the Sponsor would have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company did business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Termination of Old Proposed Business Combination

On March 17, 2022, the Company entered into an Agreement and Plan of Merger (the “Old Merger Agreement”), by and among Pono, Merger Sub, Benuvia, Inc., a Delaware corporation (“Benuvia”), Mehana Equity, LLC, in its capacity as Purchaser Representative, and Shannon Soqui, in his capacity as Seller Representative.

Pursuant to the Old Merger Agreement, at the closing of the transactions contemplated by the Old Merger Agreement, Merger Sub would merge with and into Benuvia, with Benuvia continuing as the surviving corporation.

The Business Combination agreement and related agreements are further described in the Company’s Current Report on Form 8-K filed with the SEC on March 18, 2022.

On August 8, 2022, the Company and Benuvia mutually terminated the Old Merger Agreement pursuant to Section 8.1(a) of the Old Merger Agreement, effective immediately. Neither party was required to pay the other a termination fee as a result of the mutual decision to terminate the Old Merger Agreement.

Business Combination

On September 7, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Pono, Pono Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Pono (“Merger Sub”), AERWINS Technologies Inc., a Delaware corporation (“AERWINS”), Mehana Equity, LLC, in its capacity as Purchaser Representative, and Shuhei Komatsu, in his capacity as Seller Representative.

Pursuant to the Merger Agreement, at the closing of the transactions contemplated by the Merger Agreement, which occurred on February 3, 2023 (the “Closing”), Merger Sub merged with and into AERWINS, with AERWINS continuing as the surviving corporation (the “Surviving Corporation”).

As consideration for the Merger, the holders of AERWINS securities collectively were entitled to receive from the Company, in the aggregate, a number of the Company’s securities with an aggregate value equal to (the “Merger Consideration”) (a) Six Hundred Million U.S. Dollars ($600,000,000), minus (b) the amount by which the aggregate amount of any outstanding indebtedness (minus cash held by AERWINS) of AERWINS at Closing (the “Closing Net Indebtedness”), minus (c) the amount by which AERWINS’ net working capital is less than $3 million, plus (d) the amount by which AERWINS’ net working capital exceeds $3 million, minus (e) specified transaction expenses of AERWNS associated with the merger, with each AERWINS stockholder receiving, for each  share of AERWINS common stock held, a number of shares of the Company common stock equal to (i) the per share consideration, divided by (ii) $10.00. Each outstanding option or warrant to purchase AERWINS common stock was converted into the right to receive an option or warrant to purchase a number of shares of the Company common stock equal to (x) the per share consideration divided by (y) $10.00.

The Merger Consideration otherwise payable to AERWINS stockholders was subject to the withholding of a number of shares of the Company common stock equal to three percent (3.0%) of the Merger Consideration to be placed in escrow for post-closing adjustments (if any) to the Merger Consideration.

The Merger Consideration was subject to adjustment after the Closing based on confirmed amounts of the Closing Net Indebtedness, net working capital and transaction expenses as of the closing date. If the adjustment was a negative adjustment in favor of the Company, the escrow agent shall distribute to the Company a number of shares of the Company common stock with a value equal to the absolute value of the adjustment amount. If the adjustment was a positive adjustment in favor of AERWINS, the Company will issue to the AERWINS stockholders an additional number of shares of the Company common stock with a value equal to the adjustment amount.

Going Concern Consideration

As of December 31, 2022 and December 31, 2021, the Company had $193,829 and $337,595 in cash, respectively, and a working capital deficit of $1,396,751 and a working capital surplus of $262,964, respectively. The Company incurred significant costs in pursuit of its acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s ASC Subtopic 205-40, Presentation of Financial Statements — Going Concern, management has determined that liquidity conditions and the mandatory business combination deadline conditions raised substantial doubt about the Company’s ability to continue as a going concern within the earlier of the Combination Period, which ended on February 13, 2023, or one year after the date that the consolidated financial statements are issued had the Business Combination not been consummated. The closing of the Business Combination on February 3, 2023 alleviated the above mentioned conditions.

Risks and Uncertainties

Management continued to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have had a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact was not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Additionally, as a result of the military action commenced in February 2022 by the Russian Federation and Belarus in the country of Ukraine and related economic sanctions, the Company’s ability to consummate a Business Combination, or the operations of the target business with which the Company ultimately consummates a Business Combination, could have been materially and adversely affected. Further, the Company’s ability to consummate a transaction could have been dependent on the ability to raise equity and debt financing which could have been impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being available on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination was not determinable. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022, which, among other things, imposes a 1% excise tax on the fair market value of stock repurchased by publicly traded U.S. corporations and certain U.S. subsidiaries of publicly traded non-U.S. corporations beginning in 2023, with certain exceptions (the “Excise Tax”). Because the Company was a Delaware corporation and its securities traded on the Nasdaq Stock Exchange, the Company was considered a “covered corporation” within the meaning of the Inflation Reduction Act.

While not free from doubt, absent any further guidance from Congress or the U.S. Department of the Treasury, there was significant risk that the Excise Tax would apply to any redemptions of the Company’s common stock after December 31, 2022, including redemptions in connection with an initial Business Combination and any amendment to the third amended and restated certificate of incorporation to extend the time to consummate an initial Business Combination, unless an exemption is available. In addition, the Excise Tax may have made a transaction with us less appealing to potential business combination targets, and thus, potentially hindered our ability to enter into and consummate an initial Business Combination. Further, the application of the Excise Tax in the event of a liquidation after December 31, 2022 was uncertain, and could impact the per-share amount that would otherwise be received by our stockholders in connection with our liquidation.